Interest expense and Finance costs (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest expense and Finance costs [Abstract]
Interest costs incurred	$ 16,147	$ 18,410
Interest costs capitalized	$ 578	$ 665